Investments in Companies Accounted for at Equity Method	12 Months Ended
Dec. 31, 2019
Investments in Companies Accounted for at Equity Method [Abstract]
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD

Note 8:- Investments in companies accounted for at equity METHOD

The following table summarizes the Group's investments in companies accounted for at equity:

	December 31,
	2019	2018
Affiliated company	5	27
Joint venture – TSG	26,016	25,683
	26,021	25,710

Investment in TSG

a.	The Company holds directly a 50% share interest in the issued and outstanding share capital of TSG, a joint venture engaged in the fields of command and control systems, intelligence, homeland security and cyber security. The Company's investment in TSG is included in the financial statements using the equity method of accounting . At the acquisition date the Company attributed an amount of $2,140 to a separate component of dividend preference derivative. The dividend preference derivative is measured at fair value through profit or loss and is presented in the consolidated statements of financial position under long-term prepaid expenses, other accounts and other investments.

b.	The following table summarizes the balances related to the Company's investment in TSG in the consolidated statements of financial position:

	December 31,
	2019	2018
Investment in companies accounted for at equity method
Shares	18,347	18,014
Capital note	7,669	7,669
	26,016	25,683
Long-term prepaid expenses, other accounts, and other investments
Dividend preference derivative at fair value through profit or loss	1,539	2,733

c.	The following table summarizes the changes in the fair value of TSG's dividend preference derivative:

	December 31,
	2019	2018
Opening balance	2,733	2,400
Increase in fair value recognized in profit or loss	93	333
Currency exchange rate in other comprehensive income	213	-
Decrease due to dividend declared by TSG	(1,500)	-
Closing balance	1,539	2,733

d.	The following table summarizes the changes in the carrying amount of the Company's Investment in TSG:

January 1, 2017	$24,022
Company's share of profit	1,134
Company's share of other comprehensive income	104
December 31, 2017	$25,260

Company's share of profit	365
Company's share of other comprehensive income	58
December 31, 2018	$25,683

Company's share of profit	1,771
Company's share of other comprehensive income	62
Company's Share in dividend declared by TSG	(1,500)
December 31, 2019	$26,016

e.	The following table summarizes financial information of TSG:

(i)	Summarized statement of financial position in accordance with IFRS as of December 31, 2018 and 2019 (as presented in TSG's financial statements):

	December 31,
	2019	2018
Current assets	48,340	39,101
Noncurrent assets excluding goodwill	5,507	1,498
Current liabilities	(28,436)	(22,152)
Noncurrent liabilities	(8,625)	(3,750)
Equity	16,786	14,697
Company's share in TSG	50%	50%
	8,393	7,349
Excess cost of intangible assets net of deferred tax	7,787	8,498
Goodwill	9,836	9,836
Company's carrying amount of the investment in TSG	26,016	25,683

(ii)	The following table key highlights of TSG profit or loss for the years ended December 31, 2017, 2018 and 2019 (as presented in TSG's financial statements):

	Year ended December 31,
	2019	2018	2017

Revenues	84,350	66,154	66,816
Net income	4,966	3,437	4,938
Other comprehensive income	124	116	208
Total comprehensive income	5,090	3,553	5,146

Company's share interest in TSG	50%	50%	50%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	2,545	1,776	2,573
Amortization of excess cost of intangible assets net of tax	(712)	(1,353)	(1,335)
Company's share of total comprehensive income	1,833	423	1,238

Company's share of other comprehensive income	62	58	104
Company's share of profit	1,771	365	1,134
	1,833	423	1,238